Statements of Changes in Shareholders’ Equity - USD ($)		Convertible Preferred Shares		Ordinary shares		Shares to be issued	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficits	Total
Balance at Sep. 30, 2020				$ 81,248				$ 13,623	$ (327,776)	$ (232,905)
Balance (in Shares) at Sep. 30, 2020			[1]	20,000,000	[1]
Issuance of ordinary shares for cash				$ 547,887			547,887			1,095,774
Issuance of ordinary shares for cash (in Shares)	[1]			3,000,000
Debt-to-equity conversion				$ 292,662			292,662			585,324
Debt-to-equity conversion (in Shares)	[1]			1,625,000
Net loss									(1,372,549)	(1,372,549)
Share based compensation							145			145
Foreign currency translation adjustment								38,351		38,351
Balance at Sep. 30, 2021				$ 921,797			840,694	51,974	(1,700,325)	114,140
Balance (in Shares) at Sep. 30, 2021	[1]			24,625,000
Issuance of ordinary shares for cash				$ 1,019,255			1,019,255			2,038,510
Issuance of ordinary shares for cash (in Shares)	[1]			1,735,716
Debt-to-equity conversion				$ 478,319			478,319			956,638
Debt-to-equity conversion (in Shares)	[1]			1,100,000
Capital contribution		$ 437,675					437,675			875,350
Capital contribution (in Shares)	[1]	2,857,142
Net loss									(4,700,613)	(4,700,613)
Share based compensation							2,766,817			2,766,817
Advance received from investor										241,865
Advance received from investor (in Shares)						241,865
Foreign currency translation adjustment								(518,977)		(518,977)
Balance at Sep. 30, 2022		$ 437,675		$ 2,419,371			5,542,760	(467,003)	(6,400,938)	1,773,730
Balance (in Shares) at Sep. 30, 2022		2,857,142	[1]	27,460,716	[1]	241,865
Issuance of ordinary shares for cash				$ 2,306,709			2,306,709			4,371,553
Issuance of ordinary shares for cash (in Shares)				3,141,722	[1]	(241,865)
Debt-to-equity conversion				$ 2,727,520			2,727,520			5,455,040
Debt-to-equity conversion (in Shares)	[1]			4,615,308
Convertible preferred shares conversion		$ (437,675)		$ 437,675
Convertible preferred shares conversion (in Shares)	[1]	(2,857,142)		2,857,142
Net loss									(14,278,256)	(14,278,256)
Share based compensation							5,053,715			5,053,715
Foreign currency translation adjustment								(458,485)		(458,485)
Balance at Sep. 30, 2023				$ 7,891,275			$ 15,630,704	$ (925,488)	$ (20,679,194)	$ 1,917,297
Balance (in Shares) at Sep. 30, 2023	[1]			38,074,888

[1]	Giving retroactive effect to the 1 for 2 share split effected on September 1, 2023.